Share-based payments (Tables)	12 Months Ended
Dec. 31, 2022
Share-based payments
Summary of Phantom option plan

		Weighted average grant
	Number of	date Fair Value per
	shares	option/share
Outstanding options as of December 31, 2020	3,475	€1,352.74
Granted	68	€4,081.36
Forfeited before IPO-date	(78)	€1,352.74
Conversion to restricted share units	1,199,364	€3.91
Forfeited after the IPO date	(13,706)	€3.91
Vested	(350,174)	€3.91
Unvested restricted shares as of December 31, 2021	835,484	€3.91
Vested	(269,131)	€3.91
Forfeited	(45,302)	€3.91
Unvested restricted shares as of December 31, 2022	521,051	€3.91

Summary of Omnibus stock plan

	Number of	Weighted average grant
	shares	date Fair Value per share
Unvested restricted shares as of December 31, 2020	—	$—
Granted	1,302,599	$17.34
Unvested restricted shares as of December 31, 2021	1,302,599	$17.34
Granted	3,159,725	$14.02
Vested	(373,739)	$17.45
Forfeited	(426,831)	$16.03
Unvested restricted shares as of December 31, 2022	3,661,754	$14.69

	Number of	Weighted average exercise
	options	price
Outstanding as of December 31, 2020	—	$—
Issued	33,513	$27.00
Outstanding as of December 31, 2021	33,513	$27.00
Vested	(8,378)	$27.00
Unvested as of December 31, 2022	25,135	$27.00

Option To Acquire Class A Shares
Share-based payments
Summary of fair value assumptions and methodology of NHL warrants

Valuation inputs:	2021
Valuation model	Black-Scholes model
Share price at grant date	$27.00
Exercise price	$8.96
Expected volatility (weighted-average)	30%
Expected term (as of September 14, 2021)	0
Risk-free interest rate (based on US government bond)	0.04%

NHL Warrants
Share-based payments
Summary of fair value assumptions and methodology of NHL warrants

Valuation inputs:	2021
Valuation model	Cox-Ross-Rubinstein binominal model
Share price at grant date	$27.00
Exercise price	$23.45
Expected volatility (weighted-average)	30%
Expected term	120	months
Risk-free interest rate (based on US government bond)	1.28%

Summary of NHL warrants

	Number of	Weighted average exercise
	warrants	price
Outstanding as of December 31, 2020	—	$—
Issued during 2021	1,353,740	$23.45
Outstanding as of December 31, 2021	1,353,740	$23.45
Unvested as of December 31, 2021	1,353,740
Unvested as of December 31, 2022	1,353,740

NBA Warrants
Share-based payments
Summary of NHL warrants

	Number of	Weighted average exercise
	warrants	price
Outstanding as of December 31, 2020	—	$—
Issued	9,229,797	$0.01
Outstanding as of December 31, 2021	9,229,797	$0.01
Exercisable as of December 31, 2021	(1,845,959)
Unvested as of December 31, 2021	7,383,838
Unvested as of December 31, 2022	7,383,838

Phantom Option Plan
Share-based payments
Summary of measurement of the fair value of the service-based and exit-value based components

Valuation inputs:	2020
Fair value at grant date	€1,352.74
Share price at grant date	€5,192.46
Exercise price	€3,937.72
Expected volatility (weighted-average)	37.66%
Expected term	2.47 years (service-based options) / 2.06 years (exit-value based options)
Expected dividends	—
Risk-free interest rate (based on Swiss government securities)	—
Required exit value	€2.1 billion

Omnibus Stock Plan
Share-based payments
Summary of fair value assumptions and methodology of NHL warrants

Valuation inputs:	2021
Valuation model	Black-Scholes model
Share price at grant date	$27.00
Exercise price	$27.00
Expected volatility (weighted-average)	37.33%
Expected term	6.5	years
Expected dividends	—
Risk-free interest rate (based on US government bond)	1.03%